Note 21 - Subsequent Events (Details Textual)	Jul. 25, 2019 USD ($) shares	Jul. 24, 2019 USD ($)	Jul. 17, 2019	Jul. 15, 2019 USD ($)	Jul. 12, 2019 USD ($)	Jul. 01, 2019 $ / shares	Jul. 18, 2019 USD ($)	Jun. 24, 2019 USD ($)	Nov. 12, 2018
Loans Payable [Member] | Adele Shipping Co Loan Agreement [Member]
Debt Instrument, Face Amount | $								$ 68,000,000
Purchase form York [Member] | York [Member]
Asset Acquisition, Percentage of Assets									60.00%
Subsequent Event [Member] | Loans Payable [Member] | Loan Agreement to Partially Refinance Term Loan [Member]
Debt Instrument, Face Amount | $							$ 94,000,000
Proceeds from Issuance of Debt | $		$ 94,000,000		$ 150,000,000
Subsequent Event [Member] | Loans Payable [Member] | Adele Shipping Co Loan Agreement [Member]
Proceeds from Issuance of Debt | $					$ 68,000,000
Subsequent Event [Member] | Purchase form York [Member] | York [Member]
Asset Acquisition, Percentage of Assets			60.00%
Number of Vessels Acquired			5
Twenty-foot Equivalent Units Measured on Each Vessel Acquired			14,000
Noncash or Part Noncash Acquisition, Noncash Financial or Equity Instrument Consideration, Shares Issued | shares	2,883,015
Noncash or Part Noncash Acquisition, Net Nonmonetary Assets Acquired (Liabilities Assumed), Total | $	$ 15,130,000
Subsequent Event [Member] | Series E Preferred Stock [Member]
Dividends Payable, Date Declared						Jul. 01, 2019
Dividends Payable, Amount Per Share | $ / shares						$ 0.554688
Dividends Payable, Date to be Paid						Jul. 15, 2019
Dividends Payable, Date of Record						Jul. 12, 2019
Subsequent Event [Member] | Series D Preferred Stock [Member]
Dividends Payable, Date Declared						Jul. 01, 2019
Dividends Payable, Amount Per Share | $ / shares						$ 0.546875
Dividends Payable, Date to be Paid						Jul. 15, 2019
Dividends Payable, Date of Record						Jul. 12, 2019
Subsequent Event [Member] | Series B Preferred Stock [Member]
Dividends Payable, Date Declared						Jul. 01, 2019
Dividends Payable, Amount Per Share | $ / shares						$ 0.476563
Dividends Payable, Date to be Paid						Jul. 15, 2019
Dividends Payable, Date of Record						Jul. 12, 2019
Subsequent Event [Member] | Series C Preferred Stock [Member]
Dividends Payable, Date Declared						Jul. 01, 2019
Dividends Payable, Amount Per Share | $ / shares						$ 0.53125
Dividends Payable, Date to be Paid						Jul. 15, 2019
Dividends Payable, Date of Record						Jul. 12, 2019
Subsequent Event [Member] | Common Stock [Member]
Dividends Payable, Date Declared						Jul. 01, 2019
Dividends Payable, Amount Per Share | $ / shares						$ 0.10
Dividends Payable, Date to be Paid						Aug. 07, 2019
Dividends Payable, Date of Record						Jul. 22, 2019